David James
Vice President & Managing Counsel
State Street
4 Copley Place CPH 0326
Boston, MA 02116
617-662-1742
617-662-3805 (fax) djames@statestreet.com

March 30, 2012

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Glenmede Fund, Inc. (the “Registrant”)

Registration Nos. 33-22884/811-05577

Dear Sir/Madam:

On behalf of The Glenmede Fund, Inc. (the “Fund”), enclosed for filing, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, please find for filing exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the “Fees and Expenses” table in the Prospectus Supplement, dated March 16, 2012, for the Long/Short Portfolio filed under Rule 497(e).

If there are any questions concerning this filing, please call me directly at (617) 662-1742.

Sincerely,

/s/ David James
David James
Managing Counsel & Vice President